Accounts Payable and Accrued Expenses	6 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 12 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following is a summary of accounts payable and accrued expenses as of December 31, 2021 and June 30, 2021:

	December 31, 2021	June 30, 2021
Payable to suppliers	$3,446,400	$3,657,700
Salary and welfare payables	1,434,479	614,355
Accrued expenses and other current liabilities	702,594	85,498
Total	5,583,473	4,357,553